Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Registrant Name	Ping An Biomedical Co., Ltd.
Document Type	6-K
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Entity Central Index Key	0001897532
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity File Number	001-42155